Supplemental Cash Flow Statement Information/Other Financial Statement Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Statement Information [Line Items]
Schedule of inventories
	March 31,	December 31,
	2018	2017
Finished goods	$615	$719
Work-in-process	155	132
Total inventories	$770	$851

Inventories [Member]
Supplemental Cash Flow Statement Information [Line Items]
Schedule of inventories
	December 31,	December 31,
	2017	2016
Finished goods	$719	$138
Work-in-process	132	447
Total inventories	$851	$585

Supplemental Cash Flow Information [Member]
Supplemental Cash Flow Statement Information [Line Items]
Schedule of supplemental cash flow information
	Three Months Ended
	March 31,
	2018	2017
Supplemental Cash Flow Information
Non-cash Investing and Financing Activities
Noncash preferred stock dividends	$-	$113
Issuance of stock upon conversion of preferred stock	$-	$240
Issuance of warrants with term loan extensions	$266	$-

	2017	2016
Cash paid for interest	$640	$363
Cash paid for taxes	$5	$11
Non-cash Investing and Financing Activities
Noncash preferred stock dividends	$246	$463
Issuance of notes in exchange for accounts payable	$-	$288
Issuance of stock upon conversion of preferred stock	$2,246	$307
Issuance of warrants with term loan extensions	$2,218	361
Issuance of stock in exchange for accounts payable	$-	$86